Prepaids, Deposits, and Other	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Prepaids, Deposits, and Other

Note 6 — Prepaids, Deposits, and Other

Prepaids, deposits, and other consisted of the following as of December, 2021 and 2020:

	December 31,
	2021	2020
Prepaid software and IT related services	$299,603	$276,514
Prepaid insurance	160,089	126,972
Prepaid stock-based compensation expense	381,800	—
Prepaid rent and utility	206,768	158,752
Prepaid offering expenses	419,177	—
Prepaid consulting	73,078	73,824
Deposit for miners(1)	6,000,000	—
Prepaid research and development expenses(2)	1,142,164	—
Commissions receivable	32,463	71,253
Other	26,593	41,916
	$8,741,735	$749,231

(1)      The Group paid an aggregate of $6,000,000 to a third-party as deposits to purchase 2,500 Antminer S19j Pros (100 TH/s) bitcoin miners. The proposed purchase price was $8,000 per miner for a total price of $20,000,000. The deposit was refundable if a definitive purchase agreement has not been signed by March 29, 2022. As of March 31, 2022, the Group has collected all deposits from the third-party seller.

(2)      Prepaid research and development expenses mainly comprised of costs related to developing the Group’s newly launched Metaverse project “Lion World”.